SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-based Compensation
SHARE-BASED COMPENSATION

The Company’s share based compensation arrangements include share options, restricted share units (“RSUs”) and performance share units (“PSUs”).

A summary of share based compensation expense recognized in the statement of income (loss) is as follows:

(in thousands)	2019	2018

Share based compensation expense for:
Share options	$(776)	$(1,051)
RSUs	(1,043)	(337)
PSUs	(403)	(447)
Share based compensation expense	$(2,222)	$(1,835)

At December 31, 2019, an additional $1,483,000 in share-based compensation expense remains to be recognized up until April 2023.

Share Options

The Company’s stock-based compensation plan (the “Plan”) provides for the granting of share options up to 10% of the issued and outstanding common shares at the time of grant, subject to a maximum of 39,670,000 common shares. As at December 31, 2019, an aggregate of 21,900,093 options (December 31, 2018: 21,274,893) have been granted (less cancellations) since the Plan’s inception in 1997.

Under the Plan, all share options are granted at the discretion of the Company’s board of directors, including any vesting provisions if applicable. The term of any share option granted may not exceed ten years and the exercise price may not be lower than the closing price of the Company’s shares on the last trading day immediately preceding the date of grant. In general, share options granted under the Plan have five year terms and vesting periods up to 24 months.

A continuity summary of the share options of the Company granted under the Plan for 2019 and 2018 is presented below:

	2019		2018
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number of Common	Price per Share	Number of Common	Price per Share
	Shares	(CAD)	Shares	(CAD)

Share options outstanding – January 1	13,865,193	$0.83	11,799,650	$0.94
Grants	3,005,000	0.67	3,427,543	0.61
Exercises (1)	(663,150)	0.61	-	-
Expiries	(866,000)	1.81	(816,000)	1.30
Forfeitures	(1,513,800)	0.79	(546,000)	0.90
Share options outstanding – December 31	13,827,243	$0.75	13,865,193	$0.83
Share options exercisable – December 31	9,747,721	$0.80	7,439,950	$0.93

(1)	The weighted average share price at the date of exercise was CAD$0.70.

A summary of the Company’s share options outstanding at December 31, 2019 is presented below:

	Weighted		Weighted-
	Average		Average
	Remaining		Exercise
Range of Exercise	Contractual	Number of	Price per
Prices per Share	Life	Common	Share
(CAD)	(Years)	Shares	(CAD)

Stock options outstanding
$ 0.50 to $ 0.74	3.08	7,390,643	$0.63
$ 0.75 to $ 0.99	2.19	5,332,600	0.85
$ 1.00 to $ 1.39	0.19	1,104,000	1.09
Stock options outstanding - December 31, 2019	2.51	13,827,243	$0.75

Options outstanding at December 31, 2019 expire between March 2020 and November 2024.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model. The following table outlines the range of assumptions used in the model to determine the fair value of options granted:

	2019	2018

Risk-free interest rate	1.31% - 1.65%	2.02% - 2.12%
Expected stock price volatility	43.86% - 49.46%	43.17% - 48.39%
Expected life	3.4 to 3.5 years	3.4 to 3.5 years
Estimated forfeiture rate	2.82% - 3.12%	2.86% - 3.01%
Expected dividend yield	–	–
Fair value per option granted	CAD$0.19 - CAD$0.26	CAD$0.22 - CAD$0.23

The fair values of share options with vesting provisions are amortized on a graded method basis as share-based compensation expense over the applicable vesting periods.

Share Units

The Company has a share unit plan which provides for the granting of share unit awards to directors, officers and employees of the Company. The maximum number of share units that are issuable under the share unit plan is 15,000,000. Each share unit represents the right to receive one common share from treasury, subject to the satisfaction of various time and / or performance conditions.

Under the plan, all share unit grants, vesting periods and performance conditions therein are approved by the Company’s board of directors. Share unit grants are either in the form of RSUs or PSUs. RSUs granted in 2018 and 2019 vest ratably over a period of three years. PSUs granted in 2018 vest ratably over a period of five years, based upon the achievement of certain non-market performance vesting conditions and PSUs granted in 2019 vest ratably over a period of four years.

A continuity summary of the RSUs of the Company granted under the share unit plan for 2019 and 2018 is presented below:

	2019		2018
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per RSU	Common	Per RSU
	Shares	(CAD)	Shares	(CAD)

RSUs outstanding – January 1	1,200,432	$0.65	-	$-
Grants	1,927,000	0.73	1,299,432	0.65
Exercises	(373,333)	0.70	-	-
Forfeitures	-	-	(99,000)	0.65
RSUs outstanding – December 31	2,754,099	$0.70	1,200,432	$0.65
RSUs vested – December 31	303,810	$0.65	-	$-

A continuity summary of the PSUs of the Company granted under the share unit plan for 2019 and 2018 is presented below:

	2019		2018
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per PSU	Common	Per PSU
	Shares	(CAD)	Shares	(CAD)

PSUs outstanding – January 1	2,200,000	$0.65	-	$-
Grants	240,000	0.69	2,200,000	0.65
Exercises	(60,000)	0.65	-	-
Forfeitures	(240,000)	0.65	-	-
PSUs outstanding – December 31	2,140,000	$0.65	2,200,000	$0.65
PSUs vested – December 31	380,000	$0.65	-	$-